Average Annual Total Returns - FidelitySAITotalBondFund-PRO - FidelitySAITotalBondFund-PRO - Fidelity SAI Total Bond Fund	Oct. 30, 2024
Fidelity SAI Total Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.31%
Past 5 years	2.38%
Since Inception	2.49%	[1]
Fidelity SAI Total Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.41%
Past 5 years	0.65%
Since Inception	0.78%	[1]
Fidelity SAI Total Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.28%
Past 5 years	1.16%
Since Inception	1.25%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.49%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Since Inception	1.74%

[1]	A From October 25, 2018 .